Share-based payments (Details) € in Thousands												1 Months Ended		6 Months Ended	9 Months Ended
	Sep. 22, 2022 Option	Jul. 01, 2022 Option	Jun. 22, 2022 Option	Mar. 01, 2022 Option employee	Feb. 10, 2022 Option	Dec. 23, 2021 Option	Aug. 01, 2021 Option	Jul. 01, 2021 Option	Jun. 24, 2021 Option	Dec. 01, 2020 Option	Nov. 16, 2020 Option	Sep. 30, 2022 Option	May 31, 2022 Option	Sep. 30, 2021 $ / shares	Sep. 30, 2022 EUR (€) Option shares	Sep. 30, 2021 EUR (€)
Share-based payments
Share-based based payments expenses | €															€ 6,455	€ 11,285
General and administrative expenses | €															€ 5,823	10,547
Number of RSU's awarded															89,655
LTIP
Share-based payments
Number of RSUs settled | shares															17,887
New VSOP
Share-based payments
Thereof exercisable												109,917			109,917
Average share price | $ / shares														$ 18,750,000
Chief Scientific Officer | LTIP
Share-based payments
Number of share options granted											266,155
General and administrative expenses | €															€ 4,430	€ 10,075
Number of options exercised													6,303
Chief Business Officer and Chief Commercial Officer | LTIP
Share-based payments
Number of share options granted										266,156
Chief Operating Officer
Share-based payments
Number of RSU's awarded					5,000
Chief Operating Officer | LTIP
Share-based payments
Number of share options granted								20,000
Number of options vested												0
Chief Development Officer | LTIP
Share-based payments
Number of share options granted							30,000
Number of options vested												0
Dan Menichella, then Chief Executive Officer
Share-based payments
Number of RSU's awarded			36,000
Members of executive board and various key employees | LTIP
Share-based payments
Number of RSU's awarded						63,095
Key employees | LTIP
Share-based payments
Number of share options granted				11,500
Number of key employees | employee				2
Executive board members
Share-based payments
Number of RSU's awarded			193,340
Executive board members | LTIP
Share-based payments
Number of share options granted			130,000
Number of options vested												0
Supervisory board members
Share-based payments
Number of RSU's awarded			37,868
Supervisory board members | LTIP
Share-based payments
Number of RSU's awarded									10,956
Chief Business Officer
Share-based payments
Number of RSU's awarded	30,000
Former Frame employee's
Share-based payments
Number of RSU's awarded		89,655